Consoolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (451,319)	$ (2,278,329)
Adjustments to reconcile net loss to net cash used in operating activities:
Executive salaries and consulting fees paid in stock		158,371
Depreciation of fixed asset	2,216	2,224
Amortization of intangible asset	1,072,482	1,779,243
Gain from sales of software in progress	(85,000)
Imputed interest on officer loan	20,783
Non-cash dividend expense for preferred shares		10,629
Non-cash lease expense	10,886	17,167
Changes in operating assets and liabilities:
Accounts receivable		(60,000)
Prepaid expenses	(30,000)	3,555
Rent security & electricity deposit	(766)
Other receivable		120,000
Purchase of movie and TV series broadcast right and copyright	(695,789)	(243,276)
Accounts payable and accrued liabilities	34,210	(161,909)
Deferred revenue	82,600	2,715
Net cash used in operating activities	(39,697)	(664,737)
CASH FLOWS FROM FINANCING ACTIVITIES
Loan proceeds from (repayment to) related parties	(43,734)	530,923
Proceeds from common stock issuances		146,475
Proceeds from preferred share C issuances		69,000
Net cash provided by financing activities	(43,734)	746,398
Net increase (decrease) in cash and cash equivalents	(83,431)	81,661
Cash and cash equivalents – beginning of period	117,096	84,223
Cash and cash equivalents – end of period	33,665	165,884
Supplemental Cash Flow Disclosures
Cash paid for interest
Cash paid for income taxes
Non-Cash Investing and Financing Activities:
Settlement of accrued CEO salaries with common stock	45,000
Net off purchase deposit with loan from related parties for sales of software	300,000
Transfer from purchase deposit to intangible assets		461,724
Transfer from purchase deposit to other receivable		$ 420,000